Income Taxes - Reconciliation Setting Forth Differences Between Effective Tax Rate and U.S. Statutory Tax Rate (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate	$ 654,085	$ 557,206	$ 162,567
State and local income taxes net of federal tax benefit	521,854	254,703	334,773
Federal credits	1,267,306	1,298,890	881,381
Federal rate change		(280,090)
Nondeductible/nontaxable permanent items	76,615	(11,849)	(15,353)
Other	(55,688)	1,406	21,169
Change in valuation allowance	(2,464,172)	(1,820,266)	(1,384,537)
Income tax benefit	$ 0	$ 0	$ 0
Effective tax rate	0.00%	0.00%	0.00%